LIABILITIES FOR PENSION BENEFITS	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
LIABILITIES FOR PENSION BENEFITS
23.	LIABILITIES FOR PENSION BENEFITS

(a)	Pension funds

The Company and its subsidiaries sponsor retirement benefit plans for their employees, provided that they elect to be part of such plan. The table below shows the existing pension plans at December 31, 2015.

Benefit plans	Sponsors	Manager

TCSPREV	Oi, Oi Móvel, BrT Multimídia and Oi Internet	FATL
BrTPREV	Oi, Oi Móvel, BrT Multimídia and Oi Internet	FATL
TelemarPrev	Oi, TMAR, Oi Móvel and Oi Internet	FATL
PBS-Telemar	TMAR	FATL
PAMEC	Oi	Oi
PBS-A	TMAR and Oi	Sistel
PBS-TNCP	Oi Móvel	Sistel
CELPREV	Oi Móvel	Sistel
PAMA	Oi and TMAR	Sistel

Sistel – Fundação Sistel de Seguridade Social

FATL – Fundação Atlântico de Seguridade Social

For purposes of the pension plans described in this note, the Company can also be referred to as the “Sponsor”.

The sponsored plans are valued by independent actuaries at the end of the annual reporting period. The Bylaws provide for the approval of the pension plan policy, and the joint liability attributed to the defined benefit plans is governed by the agreements entered into with the pension fund entities, with the agreement of the National Pension Plan Authority (PREVIC), as regards the specific plans. PREVIC is the official agency that approves and oversees said plans.

The sponsored defined benefit plans are closed to new entrants because they are close-end pension funds. Participants’ and the sponsors’ contributions are defined in the funding plan.

Underfunded status

The unfunded status are as follows:

	2015	2014
BrTPREV plan	399,754	473,554
PAMEC plan	2,585	2,981
Financial obligations - BrTPREV plan (i)	141,681

Total	544,020	476,535

Current	144,589	129,662
Non-current	399,431	346,873

(i)	Represented by the agreement of financial obligations, entered into by the Company and Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan’s assets. This obligation represents the additional commitment between the provision recognized pursuant to the actuarial assumptions and the financial obligations agreement calculated based on the laws applicable to close-end pension funds, regulated by PREVIC.

Specifically in 2015, the real interest rate adopted under actuarial assumptions was significantly higher than the PREVIC interest rate which led to a significant gain in the obligation, recognized in other comprehensive income by the Company.

Over funded status

These assets are broken down as follows:

	2015	2014
TCSPREV plan	1,061,456	932,403
TelemarPrev plan	482,938	237,308
PBS – Telemar plan	33,477	10,104
Other	(47,924)	(74,734)

Total	1,529,947	1,105,081

Current	753	1,744
Non-current	1,529,194	1,103,337

Characteristics of the sponsored pension plans

1)	FATL

FATL, closed-end, multiple sponsor, multiple plan pension fund, is a nonprofit, private pension-related entity, with financial and administrative independence, headquartered in Rio de Janeiro, State of Rio de Janeiro, engaged in the management and administration of pension benefit plans for the employees of its sponsors.

Plans

(i)	BrTPREV

Variable contribution pension Benefit Plan, enrolled with the National Register of Benefit Plans (CNPB) under No. 2002.0017-74.

The monthly, mandatory Basic Contribution of the BrTPREV group Participants corresponds to the product obtained, in whole numbers, by applying a percentage to the Contribution Salary (SP), according to the Participant’s age and option, as follows: (i) Age up to 25 years old - Basic Contribution cohort of 3 and 8 percent of the SP; (ii) Age 26 to 30 years old - Basic Contribution cohort of 4 to 8 percent of the SP; (iii) Age 31 to 35 years old - Basic Contribution cohort of 5 to 8 percent of the SP; (iv) Age 36 to 40 years old - Basic Contribution cohort of 6 to 8 percent of the SP; (v) Age 41 to 45 years old - Basic Contribution cohort of 7 to 8 percent of the SP; and (vi) Age 46 years old or more - Basic Contribution cohort of 8 percent of the SP.

The monthly Contribution of the Fundador/Alternativo group (merged) Participants corresponds to the sum of: (i) 3 percent charged on the Contribution Salary; (ii) 2 percent charged on the Contribution Salary that exceeds half of the highest Official Pension Scheme Contribution Salary, and (iii) 6.3 percent charged on the Contribution Salary that that exceeds the highest Official Pension Scheme Contribution Salary.

A BrTPREV group Participant’s Voluntary Contribution corresponds to the product obtained, in whole numbers, by applying a percentage of up 22 percent, elected by the Participant, to the Participation Salary. The Sporadic Contribution of a BrTPREV group Participant is optional and both its amount and frequency are freely chosen by the Participant, provided it is not lower than one (1) UPBrT (BrT’s pension unit). The Sponsor does not make any counterpart contribution to the Participant’s Voluntary or Sporadic Contribution.

The Plan’s Charter provides for contribution parity by the Participants and the Sponsors. The plan is funded under the capitalization approach.

(ii)	PBS-Telemar

Defined benefit pension Benefit Plan, enrolled with the CNPB under No. 2000.0015-56.

The contributions from Active Participants of the PBS-Telemar Benefit Plan correspond to the sum of: (i) 0.5 to 1.5 percent of the Contribution Salary (according to the participant’s age on enrollment date); (ii) 1% of Contribution Salary that exceeds half of one Standard Unit; and (iii) 11% of the Contribution Salary that exceeds one Standard Unit. The Sponsors’ contributions are equivalent to 8% of the payroll of active participants of the plan. The plan is funded under the capitalization approach.

(iii)	TelemarPrev

Variable contribution pension Benefit Plan, enrolled with the CNPB under No. 2000.0065-74.

A participant’s regular contribution is comprised of two portions: (i) basic - equivalent to 2% of the contribution salary; and (ii) standard - equivalent to 3% of the positive difference between the total contribution salary and the social security contribution. The additional extraordinary contributions from participants are optional and can be made in multiples of 0.5% of the Contribution Salary, for a period of not less than six (6) months. Nonrecurring extraordinary contributions from a participant are also optional and cannot be lower than 5% of the Contribution Salary ceiling.

The Plan’s Charter requires the parity between participants’ and sponsors’ contributions, up to the limit of 8% of the Contribution Salary, even though a sponsor is not required to match Extraordinary Contributions made by participants. The plan is funded under the capitalization approach.

(iv)	TCSPREV

Variable contribution pension Benefit Plan, enrolled with the CNPB under No. 2000.0028-38.

The monthly, mandatory Basic Contribution of the TCSPREV group Participants corresponds to the product obtained, in whole numbers, by applying a percentage, chosen by the Participant, to the Contribution Salary (SP) as follows: (i) Age up to 25 years old - basic contribution cohort of 3 and 8 percent of the SP; (ii) Age 26 to 30 years old - basic contribution cohort of 4 to 8 percent of the SP; (iii) Age 31 to 35 years old - basic contribution cohort of 5 to 8 percent of the SP; (iv) Age 36 to 40 years old - basic contribution cohort of 6 to 8 percent of the SP; (v) Age 41 to 45 years old - basic contribution cohort of 7 to 8 percent of the SP; and (vi) Age 46 years old or more - basic contribution cohort of 8 percent of the SP.

The TCSPREV group Participant’s Voluntary Contribution corresponds to the product obtained, in whole numbers, by applying a percentage of up 22%, elected by the Participant, to the Participation Salary. The Sporadic Contribution of a Participant is optional and both its amount and frequency are freely chosen by the Participant, provided it is not lower than one (1) UPTCS (TCSPREV’s pension unit). The Sponsor does not make any counterpart contribution to the Participant’s Voluntary or Sporadic contribution.

The Plan’s Charter provides for contribution parity by the Participants and the Sponsors. The plan is funded under the capitalization approach.

2)	SISTEL

Sistel is a nonprofit, private welfare and pension entity, established in November 1977, which is engaged in creating private plans to grant benefits in the form of lump sums or annuities, supplementary or similar to the government retirement pensions, to the employees and their families who are linked to Sistel’s sponsors.

Plans

(i)	PBS-A

Multiemployer pension plan jointly sponsored with other sponsors associated to the provision of telecommunications services and offered to participants who held the status of beneficiaries on January 1, 2000.

Contributions to the PBS-A are contingent on the determination of an accumulated deficit and the Company is jointly and severally liable, along with other fixed-line telecommunications companies, for 100% of any insufficiency in payments owed to members of the PBS-A plan. As of December 31, 2015, the PBS-A plan had a surplus of R$2,636,281. No significant contribution in 2015, 2014 and 2013.

(ii)	PBS-TNCP

PBS-TNCP plan is funded under the capitalization approach. PBS-TNCP plan has been closed to new members since April 2004. Contributions to the PBS-TNCP plan are contingent on the determination of an accumulated deficit. As of December 31, 2015, the PBS-TNCP plan had a surplus of R$25,351. No significant contribution in 2015, 2014 and 2013.

(iii)	CELPREV

In 2004, Amazônia (merged with and into TNL PCS) obtained from PREVIC the approval to create a new Pension Plan. The variable contribution plan, called CelPrev Amazônia (“CELPREV”), was offered to the employees who did not participate of the PBS-TNCP plan, and to new employees hired by its subsidiary. The participants of the PBS-TNCP plan were offered the possibility and encouraged to migrate to the CELPREV plan. Approximately 27.3% of Amazônia’s active employees that were participants in the PBS-TNCP plan migrated to the CELPREV plan. As of December 31, 2015, the CELPREV plan had a surplus of R$2,412. No significant contribution in 2015, 2014 and 2013.

(v) PAMA

PAMA is a multiemployer healthcare plan for retired employees aimed at providing medical care to beneficiaries, with copayments by and contributions from the latter. The PAMA plan has been closed to new members since February 2000, other than new beneficiaries of current members and employees that are covered by the PBS-A plan who have not yet elected to join the PAMA plan. In December 2003, the Company began sponsoring the PCE –Special Coverage Plan, or the PCE plan, a health-care plan managed by Sistel. The PCE plan is open to employees that are covered by the PAMA plan. From February to July 2004, December 2005 to April 2006, June to September 2008, July 2009 to February 2010, March to November 2010, February 2011 to March 2012 and March 2012 until today, the Company offered incentives to our employees to migrate from the PAMA plan to the PCE plan.

In October 2015, in compliance with a court order, Sistel transferred the surpluses of the PBS-A benefits plan, amounting to R$3,042 million, to ensure the solvency of the plan PAMA. Of the total amount transferred, R$2,127 million is related to the plans sponsored by the Company, apportioned proportionally to the obligations of the defined benefit plan.

As of December 31, 2015, the PAMA plan had a surplus of R$1,154,176. No significant contribution in 2015, 2014 and 2013.

3)	PAMEC-BrT - Assistance plan managed by the Company

Defined benefit plan intended to provide medical care to the retirees and survivor pensioners linked to the TCSPREV pension plan managed by FATL.

The contributions for PAMEC-BrT were fully paid in July 1998, through a bullet payment. However, as this plan is now administrated by the Company, after the transfer of management by Fundação 14 in November 2007, there are no assets recognized to cover current expenses, and the actuarial obligation is fully recognized in the Company’s liabilities.

Funded Status

Changes in the actuarial obligations, fair value of assets and amounts recognized in the balance sheet

	2015					2014
	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC

Projected benefit obligation at the beginning of the year	502,433	2,023,849	2,885,744	247,833	2,981	481,055	1,941,701	2,722,980	235,884	3,418
Service cost	586	142	2,785	80		797	230	3,592	121
Interest cost	57,066	228,738	328,289	28,089	345	54,689	219,630	310,467	26,755	396
Benefits paid	(44,535)	(177,696)	(219,465)	(19,942)	(122)	(36,569)	(167,661)	(216,394)	(18,507)	(110)
Participant’s contributions				43					52
Changes in actuarial assumptions	(18,420)	(74,280)	(204,806)	(11,956)	(619)	2,461	29,949	65,099	3,528	(723)

Projected benefit obligation at the end of the year	497,130	2,000,753	2,792,547	244,147	2,585	502,433	2,023,849	2,885,744	247,833	2,981

	2015					2014
	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC

Fair value of plan assets at the beginning of the year	1,434,836	1,550,295	3,123,052	257,937		1,442,657	1,301,556	3,204,535	264,224
Actual return on plan assets	168,285	88,465	371,898	39,516		28,748	293,096	134,911	12,091
Company’s contributions		139,935		71			123,304		77
Participant’s contributions				42					52
Benefits paid	(44,535)	(177,696)	(219,465)	(19,942)		(36,569)	(167,661)	(216,394)	(18,507)

Fair value of plan assets at the end of the year	1,558,586	1,600,999	3,275,485	277,624		1,434,836	1,550,295	3,123,052	257,937

	2015					2014
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC	TCSPREV	BrTPREV	TelemarPrev	PBS- Telemar	PAMEC

Funded (unfunded) status of plan	(1,061,456)	399,754	(482,938)	(33,477)	2,585	(932,403)	473,554	(237,308)	(10,104)	2,981

Net periodic defined benefit pension cost for the years ended December 31, 2015, 2014 and 2013 includes the following:

	2015
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	586	142	2,785	80
Interest cost	57,066	228,738	328,289	28,089	345
Expected return on plan assets	(162,701)	(180,363)	(356,313)	(29,293)
Amortization of net actuarial losses (gains)			47,438
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(4,203)

Net periodic pension cost (benefit)	(110,684)	50,069	17,996	(1,124)	345

	2014
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	797	230	3,592	121
Interest cost	54,689	219,630	310,467	26,755	396
Expected return on plan assets	(150,078)	(151,143)	(367,435)	(30,117)
Amortization of net actuarial losses (gains)	(5,831)	6,940	9,131
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(4,202)

Net periodic pension cost (benefit)	(106,059)	77,209	(48,447)	(3,241)	396

	2013
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	1,837	782	12,206	235
Interest cost	49,310	194,520	282,508	23,839	427
Expected return on plan assets	(145,230)	(130,340)	(305,649)	(27,942)
Amortization of net actuarial losses (gains)	(19,443)	23,698	30,174
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation			(4,203)

Net periodic pension cost (benefit)	(119,162)	90,212	15,036	(3,868)	427

The net periodic pension cost expected to be recognized in 2016 are as follows:

	2016
	TCSPREV	BrTPREV	TelemarPrev	PBS-Telemar	PAMEC
Net service cost	551	154	2,042	78
Interest cost	62,214	249,319	350,701	30,475	330
Expected return on plan assets	(193,747)	(191,438)	(381,993)	(32,876)
Amortization of net actuarial losses (gains)			4,380
Amortization of prior year service costs (gains)	(5,636)	1,552
Amortization of initial transition obligation

Net periodic pension cost (benefit)	(136,618)	59,587	(24,870)	(2,323)	330

The sponsors’ contributions to the pension plans managed by FATL and SISTEL estimated for 2016 amount R$144,598 and R$30, respectively.

The following actuarial assumptions were used to determine the actuarial present value of the Company’s projected benefit obligation:

	2015
		BrTPREV	TelemarPrev
		and	and
	TCSPREV	PAMEC	PBS-Telemar

Discount rate for determining projected benefit obligations	13.10%	13.10%	13.10%
Expected long-term rate of return on plan assets	13.10%	13.10%	13.10%
Annual salary increases	6.45%	7.08%	5.50%
Rate of compensation increase	5.50%	5.50%	5.50%
Inflation rate assumption used in the above	5.50%	5.50%	5.50%

	2014
		BrTPREV	TelemarPrev
		and	and
	TCSPREV	PAMEC	PBS-Telemar

Discount rate for determining projected benefit obligations	11.83%	11.83%	11.83%
Expected long-term rate of return on plan assets	11.83%	11.83%	11.83%
Annual salary increases	7.93%	7.93%	7.93%
Rate of compensation increase	5.50%	5.50%	5.50%
Inflation rate assumption used in the above	5.50%	5.50%	5.50%

	2013
		BrTPREV	TelemarPrev
		and	and
	TCSPREV	PAMEC	PBS-Telemar

Discount rate for determining projected benefit obligations	11.83%	11.83%	11.83%
Expected long-term rate of return on plan assets	11.83%	11.83%	11.83%
Annual salary increases	7.93%	7.93%	7.93%
Rate of compensation increase	5.50%	5.50%	5.50%
Inflation rate assumption used in the above	5.50%	5.50%	5.50%

Investment policy of the plans

The investment policies and strategies for the two single-employer benefit pension plans PBS-Telemar and TelemarPrev are subject to Resolution N° 3,121 of the National Monetary Council, which establishes investment guidelines.

TelemarPrev is a defined contribution plan with individual capitalization. Management allocates the investments in order to conciliate the expectations of the sponsors, active and assisted participants. The assets on December 31, 2015 consists mainly of the following portfolio: 91% in debt securities, 5% in equity of Brazilian companies and 4% in real estate and other assets.

PBS-Telemar plan is closed for new participants and the vast majority of the current participants are receiving their benefits. The mathematical reserves are readjusted annually considering an interest rate of 6% per annum over the variation of the National Consumer Price Index (“INPC”). Therefore, management’s strategy is to guarantee resources that exceed this readjustment. Management also prepares a long-term cash-flow to match assets and liabilities. Therefore, debt securities investments are preferred when choosing the allocation of its assets, representing 88% of the portfolio in December 31, 2015.

The investment policies and strategies for BrTPREV, TCSPREV and PAMEC, which is approved annually by the pension fund’s board states that the investment decisions should consider: (i) capital preservation; (ii) diversification; (iii) risk tolerance; (iv) expected returns versus benefit plan’s interest rates; (v) compatibility between investments liquidity and pensions’ cash flows and (vi) reasonable costs. It also defines volume ranges for the different types of investment allowed for pension funds, which are: domestic fixed income, domestic equity, loans to pension fund’s members and real estate. In the fixed income portfolio, only low credit risk securities are allowed.

Derivative instruments are only permitted for hedging purposes. Loans are restricted to certain credit limits. Tactical allocation is decided by the investment committee, consisted of the pension fund’s officers, investment manager and one member designated by the Board. Execution is performed by the Finance Department.

The average ceilings set for the different types of investment permitted for pension funds are as follows:

ASSET SEGMENT	TCSPREV	BrTPREV	PBS- Telemar	TelemarPrev
Fixed income	100.00%	100.00%	100.00%	100.00%
Variable income	17.00%	17.00%	10.00%	17.00%
Structured investments	20.00%	20.00%	20.00%	20.00%
Investments abroad	5.00%	5.00%	2.00%	5.00%
Real estate	8.00%	8.00%	8.00%	8.00%
Loans to participants	15.00%	15.00%	15.00%	15.00%

The allocation of plan assets as at December 31, 2015 is as follows:

ASSET SEGMENT	TCSPREV	BrTPREV	PBS- Telemar	TelemarPrev
Fixed income	84.25%	92.17%	88.01%	91.40%
Variable income	3.25%	1.32%	1.78%	2.21%
Equity securities	11.45%	5.21%	9.12%	5.08%
Real estate	0.72%	0.69%	0.74%	0.70%
Loans to participants	0.33%	0.62%	0.35%	0.61%
Total	100.00%	100.00%	100.00%	100.00%

Expected contribution and benefits

The estimated benefit payments, which reflect future services, as appropriate, are expected to be paid as follows (unaudited):

	TCSPREV	BrTPREV	PBS-Telemar	TelemarPrev
2016	44,429	195,106	23,028	230,887
2017	46,725	203,295	24,131	244,260
2018	49,143	211,461	25,367	258,614
2019	51,562	219,708	26,650	272,844
2020	54,040	228,076	27,866	287,623
2021 until 2025	308,753	1,261,909	157,295	1,684,353

(b)	Employee profit sharing

In the year ended December 31, 2015, the Company and its subsidiaries recognized provisions for employee profit sharing based on individual and corporate goal attainment estimates totaling R$70,199 in Company and R$210,054 on a consolidated basis.

(c)	Share-based compensation

The Long-term Incentive Program (2015-2017), approved by the Company’s Board of Directors on March 13, 2015, seeks a greater alignment with the Company’s management cycle and business priorities. The Program consists of the payment of gross cash reward, in accordance with the Law Laws and Regulations, as a result of the compliance with the goals set for 2015-2017. The gross cash reward is benchmarked to the quotation of Company shares. We also disclose that the beneficiaries are not entitled to receiving Company shares since the Program does not provide for the transfer of shares to its beneficiaries. This share-based compensation program has been recorded as a liability in the consolidated financial statements. No relevant provisions were recorded in 2015 considering the Company performance.